Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Feb. 29, 2024	Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Fair Value Hierarchy of the Valuation Inputs the Company Utilized to Determine such Fair Value	The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of February 29, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Amount at Fair Value	Level 1	Level 2	Level 3
February 29, 2024
Liabilities
Derivative Liability - Forward Purchase Agreement	$20,622	$—	$—	$20,622
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2023
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$121,961,421	$121,961,421	$—	$—
Liabilities
Derivative liabilities - Forward Purchase Agreement	$2,650,000	$—	$—	$2,650,000

Schedule of Level 3 Fair Value Measurements Inputs	The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:
February 29, 2024
Redemption Price	$10.61
Stock Price	$1.25
Volatility	53%
Term (years)	2.43
Risk-free rate	4.12%

	As of December 31, 2023	As of August 15, 2023
Redemption Price	$10.61	$10.43
Stock price	$8.32	$10.49
Volatility	53.0%	56.0%
Term (years)	2.62	3.00
Risk-free rate	4.09%	4.64%

Schedule of Fair Value of the Assets and Liabilities	The change in the fair value of the assets and liabilities, measured with Level 3 inputs, for the nine months ended February 29, 2024 is summarized as follows:
February 29, 2024
Fair value Derivative Liability as of date of Business Combination	$16,596
Change in fair value of Forward Purchase Agreement	$4,026
Fair value as of Derivative Liability February 29, 2024	$20,622
The change in the fair value of the assets and liabilities, measured with Level 3 inputs, for the year ended December 31, 2023 is summarized as follows:
Fair value as of August 15, 2023 (inception)	$8,810,000
Change in fair value of derivative liabilities	(6,160,000)
Fair value as of December 31, 2023	$2,650,000